INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 12,979	$ 14,110
Research and development expenses	2,312	2,242
Employee related accruals	409	441
Deferred revenue and other	1,248	1,012
Total deferred tax asset before valuation allowance	16,948	17,805
Less - valuation allowance	(14,481)	(15,045)
Deferred tax asset	2,467	2,760
Deferred tax liability - Intangible assets and other	(219)	(2,345)
Deferred tax assets, net	2,248	415
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net	$ 2,248	$ 415